Condensed financial statements of the parent company only - Condensed Statements of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities
Net income	$ 115,942	$ 77,739	$ 108,159
Adjustments to reconcile net income to operating cash flows
Depreciation and amortisation	52,261	50,069	45,116
(Increase) in carrying value of equity method investments	(1,137)	(980)	(834)
Share-based payments and settlements	14,423	7,913	9,049
Net realised / unrealised losses on other real estate owned	440	(277)	1,804
Net realised (gains) losses on available-for-sale investments	(1,546)	4,407	(8,680)
Provision for credit losses	4,399	5,741	8,048
Changes in operating assets and liabilities
(Increase) decrease in accrued interest receivable	(6,054)	1,417	594
(Increase) in other assets	(6,652)	(10,259)	(3,955)
Increase (decrease) in accrued interest payable	(284)	(1,907)	1,040
Increase (decrease) in employee benefit plans and other liabilities	5,587	16,932	(18,885)
Cash provided by operating activities	178,195	155,539	143,777
Cash flows from investing activities
(Increase) in securities purchased under agreement to resell	(148,813)	0	0
Net (increase) in short-term investments	(127,708)	(28,358)	(343,773)
Net change in trading investments	314,986	96,086	134,905
Available-for-sale investments: proceeds from sale	60,548	238,756	130,453
Available-for-sale investments: proceeds from maturities and pay downs	576,892	435,827	198,311
Available-for-sale investments: purchases	(1,884,554)	(1,018,759)	(800,865)
Held-to-maturity investments: proceeds from maturities and pay downs	73,725	26,965	12,426
Held-to-maturity investments: purchases	(360,959)	(50,283)	(18,073)
Net (increase) decrease in loans to third parties	321,722	(36,876)	145,023
Additions to premises, equipment and computer software	(9,804)	(1,477)	(6,128)
Proceeds from sale of other real estate owned	5,528	11,238	12,389
Dividends received on equity method investments	441	1,032	806
Cash disbursed for business acquisitions	(21,778)	0	(34,757)
Cash used in investing activities	(1,199,774)	(325,849)	(258,705)
Cash flows from financing activities
Net increase in demand and term deposit liabilities	1,056,029	598,578	637,705
Net (decrease) in securities sold under agreement to repurchase	0	0	(25,535)
Repayment of long-term debt	0	0	(90,000)
Proceeds from issuance of common shares, net of underwriting discounts and commissions	131,600	0	0
Cost of issuance of common shares	(5,458)	0	0
Proceeds from loans sold under agreement to repurchase	5,152	0	0
Cost of repurchase of loans under agreement to repurchase	(5,152)	0	0
Common shares repurchased	(1,633)	(130,822)	(17,018)
Preference shares repurchased	(212,121)	(211)	(656)
Warrant repurchased	(100)	0	0
Proceeds from stock option exercises	6,919	640	1,198
Cash dividends paid on common and contingent value convertible preference shares	(19,346)	(24,846)	(27,440)
Cash dividends paid on preference shares	(14,629)	(14,631)	(14,673)
Preference shares guarantee fee paid	(1,676)	(1,824)	(1,834)
Cash provided by financing activities	939,585	426,884	461,747
Net increase (decrease) in cash due from banks	(187,239)	225,579	332,839
Cash due from banks at beginning of year	2,288,890	2,063,311	1,730,472
Cash due from banks at end of year	2,101,651	2,288,890	2,063,311
Supplemental disclosure of cash flow information
Cash interest paid	16,165	21,408	27,654
Non-cash items
Transfer to other real estate owned	8,961	3,400	6,086
Bank of N.T. Butterfield & Son Ltd
Cash flows from operating activities
Net income	115,942	77,739	108,159
Adjustments to reconcile net income to operating cash flows
Depreciation and amortisation	23,687	22,267	19,836
(Increase) in carrying value of equity method investments	(949)	(1,056)	(1,103)
Share-based payments and settlements	14,423	7,913	9,049
Equity in undistributed earnings of subsidiaries	(13,551)	(5,181)	22,505
Net realised / unrealised losses on other real estate owned	287	543	775
Net realised (gains) losses on available-for-sale investments	(1,222)	2,841	(8,714)
Provision for credit losses	7,263	3,624	6,425
Changes in operating assets and liabilities
(Increase) decrease in accrued interest receivable	(1,163)	6,904	(982)
(Increase) in other assets	(20,312)	2,650	(1,284)
Increase (decrease) in accrued interest payable	160	(1,909)	240
Increase (decrease) in employee benefit plans and other liabilities	10,388	480	(5,763)
Cash provided by operating activities	134,953	116,815	149,143
Cash flows from investing activities
(Increase) in securities purchased under agreement to resell	(148,813)	0	0
Net (increase) in short-term investments	(335,529)	(103,178)	(299)
Net change in trading investments	(146)	704	42,910
Available-for-sale investments: proceeds from sale	25,489	404,575	84,360
Available-for-sale investments: proceeds from maturities and pay downs	341,835	256,566	163,725
Available-for-sale investments: purchases	(1,332,836)	(473,834)	(392,719)
Held-to-maturity investments: proceeds from maturities and pay downs	38,430	10,077	4,533
Held-to-maturity investments: purchases	(124,325)	(276,723)	0
Net (increase) decrease in loans to third parties	177,823	(70,821)	18,645
Additions to premises, equipment and computer software	(5,700)	(4,239)	(222)
Proceeds from sale of other real estate owned	3,061	4,644	4,196
Dividends received on equity method investments	319	884	359
Return (injection) of capital from (in) subsidiary	(6,945)	(94)	607
Cash disbursed for business acquisitions	(2,540)	0	0
Cash used in investing activities	(1,354,097)	(252,143)	(79,105)
Cash flows from financing activities
Net increase in demand and term deposit liabilities	1,696,948	457,836	242,152
Net (decrease) in securities sold under agreement to repurchase	0	0	(25,535)
Repayment of long-term debt	0	0	(90,000)
Proceeds from issuance of common shares, net of underwriting discounts and commissions	131,600	0	0
Cost of issuance of common shares	(5,458)	0	0
Proceeds from loans sold under agreement to repurchase	5,152	0	0
Cost of repurchase of loans under agreement to repurchase	(5,152)	0	0
Common shares repurchased	(1,633)	(130,822)	(17,018)
Preference shares repurchased	(212,121)	(211)	(656)
Warrant repurchased	(100)	0	0
Proceeds from stock option exercises	6,919	640	1,198
Cash dividends paid on common and contingent value convertible preference shares	(19,346)	(24,846)	(27,440)
Cash dividends paid on preference shares	(14,629)	(14,631)	(14,673)
Preference shares guarantee fee paid	(1,676)	(1,824)	(1,834)
Cash provided by financing activities	1,580,504	286,142	66,194
Net increase (decrease) in cash due from banks	361,360	150,814	136,232
Cash due from banks at beginning of year	845,410	694,596	558,364
Cash due from banks at end of year	1,206,770	845,410	694,596
Supplemental disclosure of cash flow information
Cash interest paid	11,660	10,907	14,491
Non-cash items
Transfer to other real estate owned	8,961	3,326	2,733
Bank of N.T. Butterfield & Son Ltd | Banks
Cash flows from investing activities
Net decrease in loans to subsidiaries	10,608	(2,761)	4,318
Bank of N.T. Butterfield & Son Ltd | Customers
Cash flows from investing activities
Net decrease in loans to subsidiaries	$ 5,172	$ 2,057	$ (9,518)